Expense Example, No Redemption {- Fidelity Government Income Fund} - 08.31 Fidelity Government Income Fund AMCIZ PRO-13 - Fidelity Government Income Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Government Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	636
5 Years	811
10 Years	1,316
Fidelity Advisor Government Income Fund: Class M
Expense Example, No Redemption:
1 Year	475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor Government Income Fund: Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,618
Fidelity Advisor Government Income Fund: Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	616
Fidelity Advisor Government Income Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500